Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VS. PERFORMANCE DISCLOSURE
The table set forth below summarizes information to show the relationship between NEO compensation and certain financial performance measures for fiscal years 2020, 2021 and 2022. This information is provided in accordance with Section 95
3(a) of the Dod
d-Fr
ank Wall Street Reform an
d Consumer Protection Act and Item 402(v) of Regulation
S-K.

Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based on		Net Income (Loss) ( in millions ) (5)	Total Revenues ( in millions) (5)
					Total Shareholder Return	Peer Group Total Shareholder Return (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	$7,578,573	$508,270	$3,393,116	$951,561	$21.89	$140.85	$(223.8)	$1,120.9

2021	$6,932,076	$532,388	$2,469,172	$192,682	$80.57	$121.80	$230.9	$1,792.7

2020	$5,569,978	$10,223,966	$2,457,336	$5,035,083	$166.08	$108.63	$305.1	$1,555.4

(1)	Mr. Kramer was our principal executive officer (PEO) for each of 2022, 2021 and 2020.

(2)
The dollar amounts reported in the “Compensation Actually Paid to PEO” column and the “Average
Compensation
Actually Paid to
Non-PEO
Named Executive Officers” column represent the amount of “compensation actually paid” (“CAP”) to our PEO and the “average compensation actually paid” to our non-PEO
NEOs, respectively, as computed in accordance with Item 402(v) of Regulation
S-K.
While the SEC rules require us to disclose these amounts, they do not correlate to actual amounts that will or may be paid to our NEOs. The actual amounts that will or may be paid to each NEO will be determined following the completion of the applicable service and/or performance period based upon the actual achievement over such service and/or performance period. Supplemental tables reconciling compensation reported in our summary compensation table to CAP for our PEO is provided below.

(3)
The non-PEO NEOs for 2022 were Mr. Lindahl, Mr. Havey, Ms. Fox and Mr. Saran, our former Chief Strategy and Development Officer, and for each of 2021 and 2020 the non-PEO NEOs were Mr. El-Hibri, Mr. Lindahl, Mr. Havey and Mr. Saran. Supplemental tables reconciling compensation reported in our summary compensation table to CAP for the average of our non-PEO NEOs is provided below.

(4)	Peer Group reflects published data for the S&P Biotechnology Index.

(5)
Net income (loss) and Total Revenues for each year shown, as disclosed in the company’s annual report on Form
10-K
for the corresponding year. Total Revenues is our “Company-Selected Measure” as set forth in Regulation S-K 402(v).

Company Selected Measure Name	Total Revenues
Named Executive Officers, Footnote [Text Block]	The non-PEO NEOs for 2022 were Mr. Lindahl, Mr. Havey, Ms. Fox and Mr. Saran, our former Chief Strategy and Development Officer, and for each of 2021 and 2020 the non-PEO NEOs were Mr. El-Hibri, Mr. Lindahl, Mr. Havey and Mr. Saran.
Peer Group Issuers, Footnote [Text Block]	Peer Group reflects published data for the S&P Biotechnology Index.
PEO Total Compensation Amount	$ 7,578,573	$ 6,932,076	$ 5,569,978
PEO Actually Paid Compensation Amount	$ 508,270	532,388	10,223,966
Adjustment To PEO Compensation, Footnote [Text Block]
PEO SCT to CAP Reconciliation

Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments	Compensation Actually Paid to PEO

2022	$7,578,573	$(6,231,882)	$(838,421)	$508,270

2021	$6,932,076	$(4,998,767)	$(1,400,921)	$532,388

2020	$5,569,978	$(3,442,423)	$8,096,411	$10,223,966
PEO Equity Award Adjustment Reconciliation

Fiscal Year	Year-End Fair Value of Outstanding and Unvested Equity Awards	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	Year-over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	Year-end Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2022	$1,391,610	$(1,603,115)	$—	$(626,916)	$—	$—	$(838,421)

2021	$1,869,759	$(3,301,247)	$—	$30,567	$—	$—	$(1,400,921)

2020	$5,854,355	$1,898,642	$—	$343,414	$—	$—	$8,096,411

Non-PEO NEO Average Total Compensation Amount	$ 3,393,116	2,469,172	2,457,336
Non-PEO NEO Average Compensation Actually Paid Amount	$ 951,561	192,682	5,035,083
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average non-PEO NEO SCT to CAP Reconciliation

Fiscal Year	Average Reported Summary Compensation Table Total for non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to non-PEO NEOs

2022	$3,393,116	$(2,640,104)	$198,549	$951,561

2021	$2,469,172	$(1,539,799)	$(736,691)	$192,682

2020	$2,457,336	$(1,406,360)	$3,984,107	$5,035,083
Average non-PEO NEO Equity Award Adjustment Reconciliation

Fiscal Year	Average Year-End Fair Value of Outstanding and Unvested Equity Awards	Year-over-Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Vesting Date of Equity Awards Granted and Vested in the Covered Year	Year-over-Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year	Average Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments

2022	$764,901	$(389,222)	$—	$(177,130)	$—	$—	$198,549

2021	$575,964	$(1,417,932)	$—	$105,276	$—	$—	$(736,691)

2020	$2,391,709	$1,136,285	$—	$456,113	$—	$—	$3,984,107

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
The following table lists the three financial performance measures that, in Emergent’s assessment, are the most important measures that the company uses to link CAP to its NEOs to company performance. The following is provided in accordance with Item 402(v) of Regulation S-K.

Measure 1	Total Revenues (Company Selected Measure)

Measure 2	Adjusted EBITDA Margin

Measure 3	Adjusted Net Income (Loss)

Total Shareholder Return Amount	$ 21.89	80.57	166.08
Peer Group Total Shareholder Return Amount	140.85	121.8	108.63
Net Income (Loss)	$ (223,800,000)	$ 230,900,000	$ 305,100,000
Company Selected Measure Amount	1,120,900,000	1,792,700,000	1,555,400,000
PEO Name	Mr. Kramer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income (Loss)
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,231,882)	$ (4,998,767)	$ (3,442,423)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(838,421)	(1,400,921)	8,096,411
PEO [Member] | YearEnd Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,391,610	1,869,759	5,854,355
PEO [Member] | YearoverYear Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,603,115)	(3,301,247)	1,898,642
PEO [Member] | Yearover Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(626,916)	30,567	343,414
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,640,104)	(1,539,799)	(1,406,360)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	198,549	(736,691)	3,984,107
Non-PEO NEO [Member] | YearEnd Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	764,901	575,964	2,391,709
Non-PEO NEO [Member] | YearoverYear Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(389,222)	(1,417,932)	1,136,285
Non-PEO NEO [Member] | Yearover Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (177,130)	$ 105,276	$ 456,113